Significant Accounting Policies (Details) - Schedule of consolidated financial statements	12 Months Ended
Dec. 31, 2021
G Medical Innovations Holdings Ltd. [Member]
Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
State incorporated	Cayman Islands
Percent ownership	Parent Company
G Medical Innovations Ltd. [Member]
Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
State incorporated	Israel
Percent ownership	100%
G Medical Innovations Asia Ltd. [Member]
Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
State incorporated	Hong Kong
Percent ownership	100%
G Medical Innovations UK Ltd. [Member]
Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
State incorporated	United Kingdom
Percent ownership	100% - G Medical Innovations Asia Ltd.
Guangzhou Yimei Innovative Medical Science and Technology Co., Ltd. [Member]
Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
State incorporated	China
Percent ownership	70% - G Medical Innovations Asia Ltd
G Medical Innovations MK Ltd. [Member]
Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
State incorporated	Macedonia
Percent ownership	100%
G Medical Innovations USA Inc. [Member]
Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
State incorporated	USA
Percent ownership	100%
G Medical Diagnostic Services, Inc. (Formerly CardioStaff Diagnostic Services Inc) [Member]
Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
State incorporated	USA
Percent ownership	100% - G Medical Innovations USA Inc.
Telerhythmics, LLC [Member]
Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
State incorporated	USA
Percent ownership	100% - G Medical Innovations USA Inc.
G Medical Tests and Services, Inc [Member]
Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
State incorporated	USA	[1]
Percent ownership	100% - G Medical Innovations USA Inc.	[1]
G Medical Lab Services, Inc [Member]
Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
State incorporated	USA	[2]
Percent ownership	80% - G Medical Innovations USA Inc.	[2]
G Medical Mobile Health Solutions, Inc [Member]
Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
State incorporated	USA
Percent ownership	100% - G Medical Innovations USA Inc.

[1]	In December 2021 the Company started a new business activity of COVID-19 Testing operating in the State of California, under G Medical Tests and Services, Inc a wholly owned subsidiary of G Medical Innovations USA Inc.
[2]	In December 2021, G Medical Lab Services, Inc. was established as a subsidiary of G Medical Tests and Services, Inc, which holds 80% of its share capital. The Company provides laboratory testing services as part of the Company COVID-19 testing in the United States. As of December 31, 2021, the Company has not yet started its operations.